Note 8 - Earnings Per Share - Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Income (loss) from continuing operations		$ 153,301	$ 15,035	$ (43,149)
Loss from discontinued operations		0	0	(816)
Net income (loss) attributable to owners of the parent		$ 153,301	$ 15,035	$ (43,964)
Issued ordinary shares at beginning of period (in shares)		178,430,242	230,291,732	228,285,684
Effect of shares issued (Note 4) (in shares)		2,007,850	1,580,952	2,165,283
Effect of shares bought to treasury (Note 16) (in shares)		(1,926,286)	(12,914,508)	(164,324)
Basic weighted-average number of ordinary shares in the period (in shares)	[1]	178,511,806	218,958,176	230,286,642
Effect of employee equity grants (Note 4) (2) (in shares)	[2]	3,331,410	1,706,927	0
Diluted weighted-average number of ordinary shares in the period (in shares)		181,843,216	220,665,102	230,286,642
ADS equivalent of basic weighted-average number of ordinary shares in the period (in shares)	[1]	178,511,806	218,958,176	230,286,642
ADS equivalent of diluted weighted-average number of ordinary shares in the period (in shares)		181,843,216	220,665,102	230,286,642
ADS [member]
Statement Line Items [Line Items]
Basic weighted-average number of ordinary shares in the period (in shares)		89,255,903	109,479,088	115,143,321
Diluted weighted-average number of ordinary shares in the period (in shares)		90,921,608	110,332,551	115,143,321
ADS equivalent of basic weighted-average number of ordinary shares in the period (in shares)		89,255,903	109,479,088	115,143,321
ADS equivalent of diluted weighted-average number of ordinary shares in the period (in shares)		90,921,608	110,332,551	115,143,321
Basic earnings per ADS (in dollars per share)		$ 1.72	$ 0.14	$ (0.37)
Diluted earnings per ADS (in dollars per share)		1.69	0.14	(0.37)
Basic earnings per share (in dollars per share)		1.72	0.14	(0.38)
Diluted earnings per share (in dollars per share)		1.69	0.14	(0.38)
Ordinary shares [member]
Statement Line Items [Line Items]
Basic earnings per ADS (in dollars per share)		0.86	0.07	(0.19)
Diluted earnings per ADS (in dollars per share)		0.84	0.07	(0.19)
Basic earnings per share (in dollars per share)		0.86	0.07	(0.19)
Diluted earnings per share (in dollars per share)		$ 0.84	$ 0.07	$ (0.19)

[1]	The number of ordinary shares outstanding in the periods, and its ADS equivalent, are presented in the Statement of Changes in Equity.
[2]	In 2021, the number of diluted weighted-average number of ordinary shares, and its ADS equivalent, excluded the effect of 2,766,525 ADSs that would be issued at the vesting of the employee equity grants because these potential shares would have had anti-dilutive effects on the diluted net loss per ADS and per share.